Employee Benefits - Summary of Change in Present Value of Defined Obligation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Value at the beginning of the year	₨ 20,022	₨ 18,005
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	146	373	₨ (2,106)
Value at the end of the year	22,231	20,022	18,005
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Value at the beginning of the year	21,516	18,613
Addition through Business combination	0	13
Current service cost	3,205	2,993
Interest expense on obligation	1,308	1,178
Benefits paid	(2,627)	(1,927)
Contributions from plan participants due to transfer	558	0
Remeasurement loss/(gains)
Actuarial loss arising from financial assumptions	146	373
Actuarial loss/(gain) arising from demographic assumptions	(115)	98
Actuarial loss/(gain) arising from experience adjustments	(12)	82
Translation adjustment	209	93
Value at the end of the year	₨ 24,188	₨ 21,516	₨ 18,613